Summary relevant financial information by operating segment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 2,337	$ 1,392	$ 4,394	$ 3,977
Cost of sales	(1,518)	(595)	(2,671)	(1,992)
Gross profit	819	797	1,723	1,985
Research and development	(1,530)	(691)	(2,592)	(1,115)
Income (Loss) from operations before SG&A and other income (expenses)	(711)	106	(869)	870
Selling, general & administrative	(3,044)	(1,220)	(4,710)	(2,352)
Loss from operations	(3,755)	(1,114)	(5,579)	(1,482)
Net other income	1,859	19	1,870	24
Loss before income taxes	(1,896)	(1,095)	(3,709)	(1,458)
Loss from operations	(3,755)	(1,114)	(5,579)	(1,482)
Active ingredient [member]
IfrsStatementLineItems [Line Items]
Revenue	2,334	1,392	4,391	3,977
Cost of sales	(1,514)	(595)	(2,667)	(1,992)
Gross profit	820	797	1,724	1,985
Research and development	(782)	(691)	(1,844)	(1,115)
Income (Loss) from operations before SG&A and other income (expenses)	38	106	(120)	870
Biopharmaceutical [member]
IfrsStatementLineItems [Line Items]
Revenue	3		3
Cost of sales	(4)		(4)
Gross profit	(1)		(1)
Research and development	(748)		(748)
Income (Loss) from operations before SG&A and other income (expenses)	$ (749)		$ (749)